OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Advances received	$ 384
Trade accounts receivable and other - opening balance	5,143	$ 3,072	$ 3,569
Performance obligations satisfied	79,844	76,571	53,270
Payments received	(80,977)	(74,036)	(53,194)
Impairment of receivables (net of write backs and utilization)	0	(69)	(16)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combinations and divestments	190	182	(724)
Foreign exchange and others	(361)	(317)	(93)
Trade accounts receivable and other - ending balance	3,839	5,143	3,072
ArcelorMittal USA Divestment Business
Disclosure of performance obligations [line items]
TSR receivables retained in ArcelorMittal USA divestment	$ 0	$ (260)	$ 260
2023
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, (in percent)	100.00%